Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
United States Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2014 Benefit Payments	$ 782
2015 Benefit Payments	810
2016 Benefit Payments	837
2017 Benefit Payments	861
2018 Benefit Payments	884
Following five years	4,729
International Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2014 Benefit Payments	225
2015 Benefit Payments	236
2016 Benefit Payments	254
2017 Benefit Payments	259
2018 Benefit Payments	284
Following five years	1,658
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2014 Benefit Payments	125
2015 Benefit Payments	135
2016 Benefit Payments	151
2017 Benefit Payments	151
2018 Benefit Payments	151
Following five years	$ 775